Transactions and balances with related parties (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid or payable to key management	The compensation paid or payable to key management for employee services is shown below:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2023	2024	2023	2024
Short-term employee benefits	765	945	1,576	1,757
Other benefits	14	15	48	30
Share-based compensation	326	453	792	1,162
Total	1,105	1,413	2,416	2,949